Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 1,205	$ 128,272	$ 152,430	$ 969,783
Cost of revenues		277	60,236	302,037	286,415
Gross (loss) profit		928	68,036	(149,607)	683,368
Operating expenses
Selling, general and administrative expenses		831,257	1,272,752	5,368,278	6,067,545
Research and development expenses		69,066	334,979	1,062,916	2,693,457
Stock-based compensation		2,544,995	366,489	1,635,708	7,036,778
Total operating expenses		3,445,318	1,974,220	8,066,902	15,797,780
Loss from operations		(3,444,390)	(1,906,184)	(8,216,509)	(15,114,412)
Other income (expense)
Interest income		4,049	52,711	185,481	187,817
Interest expense		(684,683)	(56,663)	(2,493,340)	(293,968)
Operating sublease income			22,100	65,900	107,150
Impairment loss					(110,125)
Investment loss					(7,446)
Gain/(Loss) on foreign exchange changes		113,520	(12,261)	22,690	(259,463)
Loss on investment in equity securities				(221,888)
Other (expense) income		30,485	3,067	3,384	(24,149)
Total other income (expense)		(536,629)	8,954	(2,437,773)	(400,184)
Loss before income tax		(3,981,019)	(1,897,230)	(10,654,282)	(15,514,596)
Provision for (benefit from) income tax				256,006	797,778
Net loss		(3,981,019)	(1,897,230)	(10,910,288)	(16,312,374)
Net loss attributable to noncontrolling interests		(48,043)	(73,535)	(394,632)	110,865
Net loss attributed to ABVC and subsidiaries		(3,932,976)	(1,823,695)	(10,515,656)	(16,423,239)
Foreign currency translation adjustment		(283,064)	29,109	(741)	(22,532)
Comprehensive loss		$ (4,216,040)	$ (1,794,586)	$ (10,516,397)	$ (16,445,771)
Net loss per share:
Basic (in Dollars per share)		$ (0.4)	$ (0.55)	$ (2.43)	$ (5.19)
Weighted average shares used in computing net loss per share of common stock(1):
Basic (in Shares)	[1]	9,736,150	3,307,577	4,335,650	3,166,460

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.